UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F
                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   June 30, 2011

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Holowesko Partners Ltd.
Address: Shipston House, Lyford Cay
         P.O. Box N-7776
         Nassau, Bahamas



Form 13F File Number: 028-13025

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Gregory P. Cleare
Title:   Vice President and Chief Financial Officer
Phone:   242-362-7800


Signature, Place, and Date of Signing:


/s/GREGORY P. CLEARE         Nassau, Bahamas               August 9, 2011
[Signature]                  [City,State]                  [Date]


Report Type (Check only one.):
[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                          FORM 13F SUMMARY PAGE



 Report Summary:


 Number of Other Included Managers:           0
 Form 13F Information Table Entry Total:      32
 Form 13F Information Table Value Total:      946,181

                                              (thousands)


 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      Form 13F
 No.  File Number  Name



                                                     FORM 13F INFORMATION TABLE
                                                 FOR THE PERIOD ENDED   06/30/2011
                                           REPORTING MANAGER:   HOLOWESKO PARTNERS LTD.
------------------------------------------------------------------------------------------------------------------------------------
            COLUMN 1                 COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6 COLUMN 7        COLUMN 8

------------------------------------------------------------------------------------------------------------------------------------
                                                              VALUE    SHRS OR   SH/  PUT/ INVEST- OTHER       VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT  PRN  CALL MENT    MANA-
                                                                                           DISCRE- GERS    SOLE    SHARED       NONE
                                                                                           TION
------------------------------------------------------------------------------------------------------------------------------------
3M CO                              COM             88579Y101     39505     416500 SH       SOLE          416500         0         0
APPLE INC                          COM             037833100     26182      78000 SH       SOLE           78000         0         0
BAKER HUGHES INC                   COM             057224107     29750     410000 SH       SOLE          410000         0         0
BANK OF AMERICA CORPORATION        COM             060505104     29824    2721145 SH       SOLE         2721145         0         0
CAPITOL FED FINL INC               COM             14057J101     14230    1210000 SH       SOLE         1210000         0         0
CHINA MOBILE LIMITED               SPONSORED ADR   16941M109     12946     276750 SH       SOLE          276750         0         0
CLOROX CO DEL                      COM             189054109       337       5000 SH       SOLE            5000         0         0
COCA COLA CO                       COM             191216100     52986     787429 SH       SOLE          787429         0         0
CROSSTEX ENERGY INC                COM             22765Y104      8905     748354 SH       SOLE          748354         0         0
DEVON ENERGY CORP NEW              COM             25179M103     56518     717141 SH       SOLE          717141         0         0
E M C CORP MASS                    COM             268648102     32922    1195000 SH       SOLE         1195000         0         0
EXXON MOBIL CORP                   COM             30231G102     57846     710808 SH       SOLE          710808         0         0
HEINZ H J CO                       COM             423074103     29384     551500 SH       SOLE          551500         0         0
HEWLETT PACKARD CO                 COM             428236103     29608     813400 SH       SOLE          813400         0         0
INTL PAPER CO                      COM             460146103     35486    1190000 SH       SOLE         1190000         0         0
ITRON INC                          COM             465741106     15652     325000 SH       SOLE          325000         0         0
JOHNSON & JOHNSON                  COM             478160104     78024    1172943 SH       SOLE         1172943         0         0
KIMBERLY CLARK CORP                COM             494368103     59465     893400 SH       SOLE          893400         0         0
KRAFT FOODS INC                    CL A            50075N104       229       6500 SH       SOLE            6500         0         0
LOCKHEED MARTIN CORP               COM             539830109     23765     293500 SH       SOLE          293500         0         0
MARTIN MARIETTA MATLS INC          COM             573284106     24730     309238 SH       SOLE          309238         0         0
MEAD JOHNSON NUTRITION CO          COM             582839106     31411     465000 SH       SOLE          465000         0         0
MEDTRONIC INC                      COM             585055106     33328     865000 SH       SOLE          865000         0         0
MICROSOFT CORP                     COM             594918104     59033    2270486 SH       SOLE         2270486         0         0
PETROCHINA CO LTD                  SPONSORED  ADR  71646E100       365       2500 SH       SOLE            2500         0         0
PLUM CREEK TIMBER CO INC           COM             729251108     57439    1416848 SH       SOLE         1416848         0         0
ROYAL DUTCH SHELL PLC              SPONS ADR A     780259206       356       5000 SH       SOLE            5000         0         0
ST JOE CO                          COM             790148100     20319     975000 SH       SOLE          975000         0         0
TARGET CORP                        COM             87612E106     24862     530000 SH       SOLE          530000         0         0
US BANCORP DEL                     COM NEW         902973304     60227    2360900 SH       SOLE         2360900         0         0
VODAFONE GROUP PLC NEW             SPONS ADR NEW   92857W209       214       8000 SH       SOLE            8000         0         0
WASTE MGMT INC DEL                 COM             94106L109       335       9000 SH       SOLE            9000         0         0
                                                     ------------------
                                   GRAND TOTAL                  946181

